FILM COSTS	6 Months Ended
Dec. 31, 2017
Film Costs [Abstract]
FILM COSTS

NOTE 4 – FILM COSTS

Film costs are comprised of the following:

	December 31, 2017	June 30, 2016
Motion picture and television productions	414,937	-

Film Costs	414,937	-

Film costs include salaries and wages, and all other direct costs associated with the motion pictures and television productions.